Exceptional items - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Analysis of income and expense [abstract]
Findus Group integration costs	€ 0.0	€ 1.2	€ 0.0	€ 3.0
Brexit Costs - Exceptional Items	0.2	0.0	0.4	0.0
Supply chain reconfiguration	0.0	(2.3)	0.0	(3.6)
Goodfella's Pizza & Aunt Bessie's integration costs	1.0	2.2	3.0	4.0
Factory optimization	4.1	0.5	4.7	0.8
Exceptional Items, Tax Expense (Income), Continuing Operations	1.1	(0.2)	1.6	0.7
Cash flows relating to exceptional items			(2.3)	(6.5)
Common [Table]
Exceptional Items, Tax Expense (Income), Continuing Operations	1.1	(0.2)	1.6	0.7
Findus Group integration costs	0.0	1.2	0.0	3.0
Brexit Costs - Exceptional Items	0.2	0.0	0.4	0.0
Supply chain reconfiguration	€ 0.0	€ (2.3)	€ 0.0	€ (3.6)